As filed with the Securities and Exchange Commission on July 20, 2005

                                              File Nos. 333-123290 and 811-21726

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933                  |X|
                       Pre-Effective Amendment No. ___             |_|
                      Post-Effective Amendment No. _1_             |X|
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940              |X|
                             Amendment No. _3_                     |X|
                        (Check appropriate box or boxes)

                              POPE FAMILY OF FUNDS
                              --------------------
                Exact Name of Registrant as Specified in Charter

                          5100 Poplar Avenue, Suite 512
                                Memphis, TN 38137
                                -----------------
                    (Address of Principal Executive Offices)
        Registrant's Telephone Number, including Area Code: 901.763.4001
                                                            ------------

                                   Steve Parr
                          5100 Poplar Avenue; Suite 512
                                Memphis, TN 38137
                                -----------------
                     (Name and Address of Agent for Service)

                     With copy to: Jeffrey T. Skinner, Esq.
                             Kilpatrick Stockton LLP
                          3737 Glenwood Ave., Suite 400
                                Raleigh, NC 27612
                  ---------------------------------------------

It is proposed that this filing will become effective (check appropriate box):


      |_|   immediately upon filing pursuant to paragraph (b)
      |_|   on (date) pursuant to paragraph (b)
      |X|   60 days after filing pursuant to paragraph (a)(1)
      |_|   on (date) pursuant to paragraph (a)(1)
      |_|   75 days after filing pursuant to paragraph (a)(2)
      |_|   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   HALTER POPE
                                 USX CHINA FUND





                     TABLE OF CONTENTS
                                                                                 PROSPECTUS
The Fund's Investment Objective and                                          August [__], 2005
   Principal Investment Strategy.................    2
Principal Risks of Investing in the Fund.........    3
Past Performance.................................    5
Fees and Expenses of the Fund....................    5                           Managed By
Financial Highlights.............................    6
Management ......................................    6                   Pope Asset Management, LLC
Administration...................................    7                       5100 Poplar Avenue
Investing in the Fund............................    7                           Suite 512
Purchasing Shares................................    8                    Memphis, Tennessee 38137
Redeeming Shares.................................   12
Additional  Information  About  Purchases  and
   Redemptions...................................   13
Distributions....................................   15
Federal Taxes....................................   15


      This Prospectus includes important information about the Halter Pope
USX China Fund (the "Fund"), a series of the Pope Family of Funds (the "Trust"), which you should know before investing. This Prospectus relates to two classes of shares (Class A shares and Class C shares), each currently offered by the Fund for purchase by all investors. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to sales loads and ongoing expenses. The decision as to whether Class A or Class C shares are more beneficial to you generally depends on your purchase amount and the length of time you expect to hold your investment. You should read the Prospectus and keep it for future reference. For questions or for Shareholder Services, please call 877.244.6235.



--------------------------------------------------------------------------------
      These  securities  have  not been  approved  or  disapproved  by the
      Securities   and  Exchange   Commission  or  any  state   securities
      commission  nor has the  Securities  and Exchange  Commission or any
      state securities  commission passed upon the accuracy or adequacy of this prospectus.  Any  representation  to the contrary is a criminal offense.
--------------------------------------------------------------------------------

        The Fund's Investment Objective and Principal Investment Strategy

      The Fund's investment objective is long-term growth of capital. The Fund's investment objective may be changed without shareholder approval.

      To meet its investment objective, the Fund normally invests over 80% of its assets in stocks issued by companies listed on the Halter USX China Index (the "Halter China Index"). While the Fund will invest primarily in equity securities included in the Halter China Index, the Fund is not an index fund and does not track the Halter China Index. The Fund's investment adviser, Pope Asset Management, LLC (the "Adviser"), actively manages the Fund's portfolio based on the Fund's investment objective and strategy by primarily investing in stocks of companies listed on the Halter China Index.


      To determine which companies to invest in out of those in the Halter China Index, the Adviser:

o Evaluates a number of fundamental factors and criteria for each company using the Adviser's proprietary methodology to perform a "bottom up" analysis of the company;

o Analyzes each company's management team, products and market, current earnings and profits, and future earnings potential;

o Uses proprietary mathematical formulas to determine an estimated value for each company's stock based on a number of criteria including, without limitation, earnings multiples, growth rates, and earnings potential; and

o Seeks to purchase stocks of companies that it believes are trading at significant discounts to their estimated long-term value.

--------------------------------------------------------------------------------
The Halter USX China Index was created in 2003 by Halter Financial Group, Inc. ("Halter"), which selects the companies in the index. To be eligible for selection, a company must (i) have average market capitalization of more than $50 million for the preceding 40 days, (ii) be listed on a US exchange (e.g., the New York Stock Exchange (NYSE), American Stock Exchange (AMEX), or National Association of Securities Dealers Automated Quotation (NASDAQ) system), and
(iii) conduct a majority of its business, as determined by Halter, within the People's Republic of China. In addition, Halter may consider other factors, including the size of the public float, liquidity and fundamentals of all existing and potential constituents. Halter reviews the component stocks of the Index on a monthly basis and makes adjustments on a quarterly basis at the discretion of its selection committee. Halter calculates the Index using a modified market-cap weighted methodology. Halter monitors and adjusts the Index for company additions and deletions, share changes (issuances or repurchases), stock splits, dividends, rights offerings and stock price adjustments due to restructurings or spinoffs. As of May 31, 2005, the Halter China Index included 47 companies with an average market capitalization of $7.3 billion.
--------------------------------------------------------------------------------

      The Adviser will adjust the weightings of the stocks in the Fund's portfolio from time to time based on its proprietary models and analysis. The Adviser will generally sell stocks from the Fund's Portfolio when the Adviser determines that they have limited or no long-term growth prospects, or when the Adviser believes other companies in the Halter China Index represent better opportunities.

      While the Fund primarily invests in common stocks, the Fund may also invest in any other securities issued by companies included in the Halter China Index including, without limitation, preferred stock, convertible bonds, convertible preferred stock and warrants. In addition, the Fund may invest from time to time in securities of companies outside the Halter China Index, subject to the 80% investment requirement described above.

      Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

      Non-Diversified Fund. The Fund is a "non-diversified" investment company. Many mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it may hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes. In order to deduct dividends distributed to shareholders under the tax code, mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). As a non-diversified investment company, the Fund may hold a small number of equity securities, but in no event fewer than 12, which is the minimum number of companies a non-diversified investment company regulated under the Investment Company Act of 1940 (the "1940 Act") may invest in.

                                                                                                  -----------------------------
      Portfolio Turnover.  Although the Fund's  strategy emphasizes   longer-term   investments   "Portfolio  Turnover"  is  a
that  typically  result in portfolio  turnover  less than 50%, the Fund may, from time to time,   ratio  that   indicates  how
have a higher portfolio  turnover when the Adviser's  implementation  of the Fund's  investment   often  the  securities  in a
strategy or a  temporary  defensive  position  results in  frequent  trading.  Since the Fund's   mutual   fund's    portfolio
trades cost the Fund a brokerage  commission,  high  portfolio  turnover may have a significant   change   during   a   year's
adverse  impact on the Fund's  performance.  In addition,  because  sales of  securities in the   time.  In  general,   higher
Fund's  portfolio  may result in taxable gain or loss,  high  portfolio  turnover may result in   numbers  indicate  a greater
significant tax consequences for shareholders.                                                    number   of   changes,   and
                                                                                                  lower  numbers  indicate   a
                                                                                                  smaller  number of  changes.
                                                                                                  -----------------------------

      Additional Information About the Fund's Investment Objective and Strategy. An investment in the Fund should not be considered a complete investment program. Your investment needs will depend largely on your financial resources and individual investment goals and objectives, and you should consult with your financial professional before making an investment in the Fund.

      Additional Information About the Halter China Index. The Halter China Index is owned by USX, Inc. ("USX"), which is a wholly-owned subsidiary of Halter. USX's only relationship to the Fund and the Trust is USX's licensing of certain USX trademarks, trade names and indexes, which are composed by USX independently of the Trust, the Fund, the Adviser or any investor. For more information regarding the Halter China Index, see http://www.usxchinaindex.com.

                    Principal Risks of Investing in the Fund

      All investments carry risks, and investment in the Fund is no exception. No investment strategy works all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally set forth below:

o Market risk - Stock prices are volatile. Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets generally. The Fund's performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects.

o Geographic concentration in China - The Chinese economy is generally considered an emerging and volatile market. A small number of companies represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. China's central government has historically exercised substantial control over the Chinese economy through administrative regulation and/or state ownership. Despite economic reforms that have resulted in less direct central and local government control over Chinese businesses, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. These activities, which may include central planning, partial state ownership of or government actions designed to substantially influence certain Chinese industries, market sectors or particular Chinese companies, may adversely affect the public and private sector companies in which the Fund invests. Government actions may also affect the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies. In addition, currency fluctuations, monetary policies, competition, social instability or political unrest may adversely affect economic growth in China. The Chinese economy and Chinese companies may also be adversely affected by regional security threats, including those from Taiwan and North Korea, as well as adverse developments in Chinese trade policies, or in trade policies toward China by countries that are trading partners with China.

o Government relationships risk - While companies in China may be subject to limitations on their business relationships under Chinese law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Chinese companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an "Adverse Government"). If the Fund invests in companies that have or develop a material business relationship with an Adverse Government, then the Fund will be subject to the risk that these companies' reputation and price in the market will be adversely affected.

o Foreign exposure risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

o Small company risk - From time to time, the Fund may be substantially invested in stocks of smaller companies. Stocks of smaller companies may have more risks than those of larger companies. In general, smaller companies have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile than those of larger companies.

o Management style risk - Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), the Fund's performance may at times be better or worse than the performance of similar funds that focus on other types of stocks (e.g., "growth" stocks selected for growth potential), or that have a broader investment style.

o Business and sector risk - From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry. For instance, economic or market factors; regulation or deregulation; and technological or other developments may negatively impact all companies in a particular industry. To the extent the Fund invests heavily in a particular industry that experiences such a negative impact, the Fund's portfolio will be adversely affected.

o Non-diversified fund risk - In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

o Interest rate risk - Increases in interest rates typically lower the present value of a company's future earnings stream. Since the market price of a stock changes continuously based upon investors' collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

o Issuer risk - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

o New fund risk - The Fund is a newly-formed entity and, although the Adviser manages separate accounts it has not previously managed an investment company registered under the 1940 Act. Accordingly, investors in the Fund bear the risk that the Adviser's inexperience managing a mutual fund may limit its effectiveness.

                                Past Performance

      The Fund is a new investment company that began operations in June 2005, so performance information is not yet available. However, you may request a copy of the Fund's Annual and Semi-Annual Reports once they become available, at no charge, by calling the Fund.

                          Fees and Expenses of the Fund

      The following tables are designed to help you understand the expenses paid by shareholders in the Fund. Actual expenses may be different from those shown. These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                                                                           Class A shares       Class C shares
                                                                                           --------------       --------------
 Maximum Sales Charge  (Load)  Imposed on Purchases (as a percentage of
      offering price) ..................................................................             4.50%(1)             None
 Contingent  Deferred  Sales Charge (Load) (as a percentage of original
      purchase price or the amount redeemed, whichever is less) ........................             0.50%(2)             1.00%(2)
 Sales Charge (Load) Imposed on Reinvested Dividends ...................................             None                 None
 Redemption Fees (as a % of amount redeemed) ...........................................             None                 None
 Exchange Fees .........................................................................             None                 None

Annual Fund Operating Expenses(3) (expenses that are deducted from assets)
                                                                                           Class A shares       Class C shares
                                                                                           --------------       --------------
 Management Fees .......................................................................             1.25%                1.25%
 Distribution and/or Service (12b-1) Fees ..............................................             0.25%                1.00%
 Other Expenses ........................................................................             0.75%                0.75%
                                                                                           --------------       --------------
 Total Annual Fund Operating Expenses ..................................................             2.25%(4)             3.00%
                                                                                           ==============       ==============

(1) The sales load for Class A share purchases is waived for purchases by trustees and officers of the Fund, clients of the Adviser, employees of the Adviser (and members of their immediate families), and persons investing $3 million or more.
(2) Class C shareholders pay a 1.00% contingent deferred sales charge (CDSC) if shares are redeemed within one year of purchase. Class A shareholders pay a 0.50% CDSC if Class A share purchases exceeding $3 million are redeemed within one year of purchase.
(3)   Since the Fund is newly organized, expenses in the chart are estimated.
(4) The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) for the fiscal year ending April 30, 2006. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, sales loads, brokerage fees and commissions and extraordinary expenses) will be limited to 2.25% of average daily net assets of the Fund for Class A shares and 3.00% of average daily net assets of the Fund for Class C shares as indicated in the table. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 year*                      3 years
                                          ------                       -------
         Class A shares                    $ 668                       $ 1,122
         Class C shares                    $ 303                       $   927

* The CDSC is not included in these calculations. If the CDSC were included, your costs would be higher.

                              Financial Highlights

      The Fund began operations in June 2005, so historic financial information is not yet available.

                                   Management

      Investment Adviser. Pope Asset Management, LLC serves as the Fund's investment adviser that manages the investments in the Fund's portfolio. The Adviser's principal office is located at 5100 Poplar Avenue, Suite 512, Memphis, Tennessee 38137. The Adviser has been engaged in the investment advisory business since 2000 and, as of December 31, 2004, managed in excess of $250 million in assets.

      The Adviser has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Fund, under which the Adviser selects the securities and manages the investments for the Fund, subject to the oversight of the Fund's Board of Trustees (the "Trustees"). Under the Advisory Agreement, the Fund pays the Adviser a monthly fee based on an annualized rate of 1.25% of the average daily net asset value of the Fund. The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses," as indicated in the fee table on page 5. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees.

      The Adviser is controlled by William P. Wells, who owns a controlling equity interest in the Adviser. Mr. Wells founded the Adviser in 2000, and has worked in the investment management business for approximately 20 years. He is the senior portfolio manager for the Adviser. Mr. Wells previously worked in the Private Wealth Management division of Goldman Sachs, where he was a vice-president working primarily with family groups throughout the southeastern United States. He was at Goldman Sachs from 1985 until founding the Adviser. Mr. Wells received an A.B. in Economics with Honors from the University of Mississippi in 1980, and an M.B.A. from the Amos Tuck Business School at Dartmouth College in 1985.

      Mr. Wells and Stephen L. Parr serve as portfolio managers for the Fund. Mr. Parr has been a macro economic and portfolio analyst for the Adviser since 2002, with the additional responsibility of identifying individual and international company stocks. From 1977 through 1995, he worked as a vice-president and international specialist at Goldman Sachs performing portfolio management for individuals. Since 1995, Mr. Parr has provided financial and strategic advice to a number of private and public companies as an independent consultant. Mr. Parr is originally from Little Rock, Arkansas, and attended Vanderbilt University on a football scholarship, majoring in East Asian history, where he graduated in 1975 with a B.A. in East Asian History and Finance. He received an M.B.A. from Emory University in 1977, with a concentration in Finance.

      The Statement of Additional Information provides additional information about Mr. Wells' and Mr. Parr's compensation, other accounts they manage and their ownership of securities in the Fund.

      Board of Trustees. The Fund is a series of the Pope Family of Funds, an open-end management investment company organized as a Delaware statutory trust on February 25, 2005. The Board of Trustees of the Trust supervises the operations of the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund's business affairs.

                                 Administration

      Custodian. U.S. Bancorp (the "Custodian") serves as the custodian of the Fund's securities.

      Fund Administration and Distribution. Matrix Capital Group, Inc. ("Matrix") serves as the Fund's administrator providing the Fund with administrative, accounting and compliance services. In addition, Matrix serves as the transfer agent and dividend-disbursing agent of the Fund. As indicated below under the caption "Investing in the Fund," Matrix will handle your orders to purchase and redeem Shares of the Fund, and will disburse dividends paid by the Fund.

      Distribution  of  Shares.  Matrix  also  serves  as  the  Fund'  principal underwriter. Matrix may sell the Fund's Shares to or through qualified securities dealers or other approved entities. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund may compensate or reimburse Matrix for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Shares (this compensation is commonly referred to as "12b-1 fees"). Sales charges (including without limitation, sales loads, CDSCs and 12b-1 fees) may be paid to broker-dealers, banks and any other financial intermediary eligible to receive such fees for sales of Fund shares and for services provided to shareholders. Matrix may also retain a portion of these fees as the Fund's distributor. Because 12b-1 fee are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

      The Fund offers two classes of shares (Class A shares and C shares), each of which is available for purchase by all investors. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to sales loads and expenses to which they are subject. The decision as to whether Class A or Class C shares are more beneficial to you generally depends on the amount and intended length of time of your investment.

      Certain Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

                              Investing in the Fund

      Minimum Initial Investment. The Fund's Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Adviser and any other institutional investor or any broker-dealer authorized to sell Shares in the Fund. The minimum initial investment for the Fund is generally $2,500 for regular accounts and $1,000 for IRA accounts. The Fund may, at the Adviser's sole discretion, accept accounts with less than the minimum investment.

      Determining the Fund's Net Asset Value. The price at which you purchase or redeem Shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding Shares of the Fund. The net asset value per Share of the Fund is normally determined at the time regular trading closes on the NYSE, currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

      In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. The Fund's fair value policy is intended to ensure that the Fund's pricing of securities without current market quotations fairly reflects their values as of the time of pricing.

      Other Matters. Purchases and redemptions of Shares by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the Securities and Exchange Commission ("SEC") or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

                                Purchasing Shares

      Opening a New Account. To open an account with the Fund, take the following steps:

      1. Complete the enclosed Account Application. Be sure to indicate the type of account you wish to open, the amount of money you wish to invest, and which class of shares you wish to purchase. If you do not indicate which class you wish to purchase, your purchase will be invested in Class A shares. The application must contain your name, date of birth, address, and Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

      2. Write a check or prepare a money order from a U.S. financial institution and payable in U.S. dollars. For regular mail orders, mail your completed application along with your check or money order made payable to the "Halter Pope USX China Fund" to:

                Pope Family of Funds
                C/o Matrix Capital Group, Inc.
                630 Fitzwatertown Road
                Building A, 2nd Floor
                Willow Grove, Pennsylvania 19090-1904

         If checks are returned due to insufficient funds or other reasons, the purchase order will not be accepted. The Fund will charge the prospective investor a $20 fee for cancelled checks and may redeem Shares of the Fund already owned by the prospective investor or another identically registered account for such fee. The prospective investor will also be responsible for any losses or expenses incurred by the Fund or the Administrator in connection with any cancelled check.

         Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call 877.244.6235, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

                U.S. Bank, N.A.
                Cincinnati, Ohio
                ABA# 042000013
                For the account of: Halter Pope USX China Fund
                Acct #130107147741
                For further credit to (shareholder name and Fund account number)

      Additional Investments. You may add to your account by mail or wire at any time by purchasing Shares at the then current public offering price. The minimum additional investment for any account is $250, except under the automatic investment plan discussed below. Before adding funds by bank wire, please call the Fund at 877.244.6235 and follow the above directions for bank wire purchases. Please note that in most circumstances, there will be a bank charge for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment. The Fund may, at the Adviser's sole discretion, accept additional investments for less than the minimum additional investment.

      Automatic Investment Plan. Shareholders who have met the Fund's minimum investment criteria may participate in the Fund's automatic investment plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in Shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will automatically be invested in Shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by notifying the Fund in writing.

      Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account, the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.

      Other Information. In connection with all purchases of Fund Shares, we observe the following policies and procedures:

o We price direct purchases based on the next public offering price (net asset value) computed after your order is received. Direct purchase orders received by Matrix as the Fund's transfer agent by the close of the regular session of the NYSE (generally 4:00 p.m., Eastern time) are confirmed at that day's public offering price. Purchase orders received by dealers prior to the close of the regular session of the NYSE on any business day and transmitted to Matrix on that day are confirmed at the public offering price determined as of the close of the regular session of trading on the NYSE on that day.
o     We do not accept third party checks for any investments.
o We may open accounts for less than the minimum investment or change minimum investment requirements at any time.
o     We may refuse to accept any purchase request for any reason or no reason.
o     We mail you  confirmations  of all your  purchases or  redemptions of Fund
      Shares.
o     Certificates representing Shares are not issued.

      Choosing a Share Class. The Fund offers two classes of shares (Class A shares and C shares), each of which is available for purchase by all investors. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to sales loads and ongoing expenses. The decision as to whether Class A or Class C shares are more beneficial to you generally depends on your purchase amount, the length of time you expect to hold your investment and the sales charges and total operating expenses associated with each class.

      Class A shares generally have an initial sales load, but are subject to lower ongoing expenses than Class C shares. Class C shares are sold without any initial sales load so the entire purchase price is immediately invested in the Fund, but Class C shares are subject to higher ongoing expenses than Class A shares. Since the entire amount of the purchase price of Class C shares is immediately invested in the Fund, any investment return on Class C shares may partially or wholly offset the higher annual expenses of Class A shares. However, there can be no assurance that this would be the case, since the Fund's future returns cannot be predicted. In addition, you should consider the effect of the CDSC applicable to Class C shares and certain redemptions of Class A shares, depending on the length of time you expect to hold your investment in the Fund.

      Each investor's considerations are different. You should speak with your financial representative or broker-dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

      Class A Shares. Class A shares are sold at net asset value plus an initial sales load. The sales load is deducted from the amount you invest. The sales load for Class A shares is reduced for purchases of $100,000 or more, as shown in the chart below.

                                                     Sales load as a % of:
         Amount of Investment            Public Offering Price*   Net Amount Invested
---------------------------------------- ----------------------- -----------------------
Less than $100,000                              [4.50%]                 [4.71%]
$100,000 but less than $250,000                 [3.50%]                 [3.63%]
$250,000 but less than $500,000                 [3.00%]                 [3.09%]
$500,000 but less than $1 million               [2.00%]                 [2.04%]
$1 million but less than $3 million             [1.00%]                 [1.01%]
$3 million or more                              [0.00%]**               [0.00%]**

* "Public Offering Price" is the net asset value at the time of purchase plus the front-end sales load. In general, the broker-dealer reallowance on sales of Class A shares will equal the amount of the Sales Load as a % of Public Offering Price described in this table.
** No sales load is paid at the time of purchase for investments of $3,000,000 or more. A CDSC of 0.50% will be imposed on such investments in the event of redemption within 12 months of purchase.


Class A shares are also subject to an annual 12b-1 fee of up to 0.25% of the Fund's average daily net assets allocable to Class A shares.

      Broker-Dealer Reallowances and Commissions. The broker-dealer reallowance for purchases of Class A shares under $3 million is described in the chart above. For initial purchases of Class A shares of the Fund of $3 million or more, a broker-dealer's commission (equal to 0.50% of such purchases over $3 million) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. No commission will be paid if the purchase represents the reinvestment of a redemption from the Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a CDSC if the broker-dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "CDSC for Certain Purchases of Class A shares" below.

      Under certain circumstances, the Distributor may increase or decrease the reallowance to broker-dealers. The Distributor receives that portion of the initial sales load which is not reallowed to the brokers who sell shares of the Fund. The Distributor retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

      Reduced Sales Loads. Front-end sales loads on purchases of Class A shares may be reduced under the "Right of Accumulation" or under a "Letter of Intent." To receive a reduced sales load, you must inform your broker-dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your broker-dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

      You may use the "Right of Accumulation" to reduce your sales load. Under the "Right of Accumulation," you may combine the current net asset value of your existing Class A shares of the Fund with the amount of any current purchases in order to take advantage of the reduced sales loads in the table above.

      Purchases made pursuant to a "Letter of Intent" may also be eligible for the reduced sales loads. In a Letter of Intent, the investor expresses his or her intention, in writing, to invest a certain amount over a specified period of time. The Fund will then apply to each of the investor's periodic investments the reduced sales load that would apply to the total amount stated in the Letter of Intent. The minimum initial investment under a Letter of Intent is $100,000. If not stated otherwise in the Letter of Intent, the amount of shares you purchase in the Fund during the thirteen (13) months following the signing of the Letter of Intent qualify for the reduced sales load. The reduced sales load will not apply to purchases in the Fund made more than 90 days prior to the signing of the Letter of Intent. During the term of your Letter of Intent, the Transfer Agent will hold in escrow shares representing the highest applicable sales load for the Fund each time you make a purchase. Any shares you redeem during that period will count against your total amount stated in your Letter of Intent. If, by the end of the term of the Letter of Intent, you have purchased all the shares you committed to purchase in the Letter of Intent, the escrowed shares will be released to you. If you have not purchased all the shares you committed to purchase in the Letter of Intent, your escrowed shares will be redeemed in an amount equal to the sales load that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that sales load would be released to you.

      Shareholders may include the value of certain related accounts, including accounts held by their spouse and children under the age of 21, family trust accounts of the investor and other accounts held by the investor to determine the applicable sales load and for purposes of the Right of Accumulation and Letter of Intent privileges. These privileges apply even if your related accounts are opened at different brokerage firms, so it is important to let your broker-dealer(s) or the Transfer Agent know about all your accounts that may be combined. To verify eligibility for a reduced sales load, your broker-dealer or the Fund may require that you submit copies of account statements to substantiate requests for Right of Accumulation and Letter of Intent privileges.

      In addition to the Right of Accumulation and Letters of Intent, Class A shares are offered at net asset value without a sales load to the following types of investors: trustees and officers of the Fund, clients of the Adviser, employees of the Adviser (and members of their immediate families) and the Adviser and certain service providers of the Fund. As explained above, there also is no sales load at the time of purchase on investments of $3 million or more in the Fund, but such purchases may be subject to a CDSC of 0.50% in the event of redemption within 12 months of purchase. See "CDSC for Certain Purchases of Class A Shares" below.

      CDSC for Certain Purchases of Class A Shares. A CDSC is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $3 million if the dealer's commission described above was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 0.50% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. If your purchase of Class A shares is subject to the CDSC, you will be so notified on the confirmation you receive for such purchase. A CDSC will not be imposed upon redemptions of Class A shares held for more than one year.

      Class C shares. Class C shares are sold at net asset value without an initial sales load so that the full amount of your purchase payment may be immediately invested in the Fund. A CDSC of 1.00% will be imposed on redemptions of Class C shares made within one year of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the net asset value at the time of purchase of the Class C shares being redeemed. A CDSC will not be imposed upon redemptions of Class C shares held for more than one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets allocable to Class C shares. The Distributor intends to pay a commission of 1.00% of the purchase amount to your broker-dealer at the time you purchase Class C shares.

      Additional Information about Sales Charges. The Fund does not have a web site, but you may contact the Fund at 877.244.6235 if you have questions or would like more information about the Fund's sales charges.

                                Redeeming Shares

      Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                           Pope Family of Funds
                           c/o Matrix Capital Group, Inc.
                           630 Fitzwatertown Road
                           Building A, 2nd floor
                           Willow Grove, Pennsylvania 19090-1904

      Regular mail redemption requests should include the following:

            (1) Your letter of instruction specifying the Fund, account number and number of Shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
            (2) Any required signature guarantees (see "Signature Guarantees" below); and
            (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

      Your redemption proceeds normally will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased Shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 10 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

      Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem Shares of the Fund by calling 877.244.6235; provided that you confirm your telephone instructions later in writing. The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 215.830.8995). The confirmation instructions must include the following:

            (1)   Name of Fund;
            (2) Shareholder name(s) and account number; (3) Number of Shares or dollar amount to be redeemed;
            (4) Instructions for transmittal of redemption funds to the shareholder; and
            (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

      Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of Shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

      Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided that the Fund follows reasonable procedures to insure instructions are genuine.

      Minimum Account Size. Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to liquidate a shareholder's account if, as a result of redemptions or transfers (but not required IRA distributions), the account's balance falls below the minimum initial investment required for your type of account (see "Minimum Initial Investment" above). The Fund will notify you if your account falls below the required minimum. If your account is not increased to the required level after a thirty (30) day cure period then the Fund may, at its discretion, liquidate the account.

      Redemptions In Kind. The Fund does not intend, under normal circumstances, to redeem its Shares by payment in kind. However, the Fund reserves the right to meet redemption requests by payment in kind where it believes it is in the best interest of the Fund and the remaining shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold.

      Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

      Contingent Deferred Sales Charges. If, within the first year of purchase, you redeem (i) Class A share purchases of more than $3 million; or (ii) Class C shares, you may be subject to a CDSC as described above under "Fees and Expenses of the Fund" and "Purchasing Shares - Choosing a Share Class". To determine if the CDSC applies to a redemption, the Fund redeems Shares in the following order: (i) Shares acquired by reinvestment of dividends and capital gains distributions; and then (ii) Shares held for the longest period.

      The Fund will waive the CDSC if requested in the following circumstances:

      o Redemption upon the death or permanent disability of the shareholder if made within one year of the death or the initial determination of permanent disability. The waiver is available only for Shares held at the time of death or initial determination of permanent disability.

      o     Mandatory distributions from a tax-deferred retirement plan or IRA.

If you wish to request that the CDSC be waived for one of the reasons stated above, contact your financial representative, broker-dealer or the Fund. Such waiver requests must be made at the time of redemption.

             Additional Information About Purchases and Redemptions

      Purchases through Securities Firms. The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the order. Orders will be priced at the next calculation of the Fund's net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if Shares are purchased through a broker or agent.

      Telephone Purchases by Securities Firms. Brokerage firms that are NASD members may telephone Matrix at 877.244.6235 and buy Shares for investors who have investments in the Fund through the brokerage firm's account with the Fund. By electing telephone purchase privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Fund nor Matrix shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Fund and its agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the NASD member firms may bear the risk of any loss in the event of such a transaction. However, if Matrix fails to follow these established procedures, it may be liable. The Fund may modify or terminate these telephone privileges at any time.

      Disruptive Trading and Market Timing. The Fund is not intended for or suitable for market timers, and market timers are discouraged from becoming investors. The ability of new shareholders to establish an account, or for existing shareholders to add to their accounts is subject to modification or limitation if the Fund determines, in its sole opinion, that the shareholder or potential shareholder has engaged in frequent purchases or redemptions that may be indicative of market timing or otherwise disruptive trading ("Disruptive Trading") which can have harmful effects for other shareholders. These risks and harmful effects include:

      o an adverse effect on portfolio management, as determined by the Adviser in its sole discretion, such as causing the Fund to maintain a higher level of cash than would otherwise be the case, or causing the Fund to liquidate investments prematurely; and

      o     reducing  returns  to  long-term   shareholders   through  increased
            brokerage and administrative expenses.

You should note that, because the Fund invests primarily in securities of foreign companies that are traded on U.S. exchanges, the Fund may be more susceptible to market timing than mutual funds investing primarily in U.S. companies.

      In an effort to protect shareholders from Disruptive Trading, the Board of Trustees has approved certain market timing policies and procedures. Under these market timing policies and procedures, the Fund may monitor trading activity by shareholders and take specific steps to prevent Disruptive Trading. In general, each Fund considers frequent roundtrip transactions in a shareholder account to constitute Disruptive Trading. A "roundtrip transaction" is one where a shareholder buys and then sells, or sells and then buys, Shares within 30 days. While there is no specific limit on roundtrip transactions, the Fund reserves the right to (i) refuse any purchase order; and/or (ii) restrict or terminate purchase privileges for shareholders or former shareholders, particularly in cases where the Fund determines that the shareholder or potential shareholder has engaged in more than one roundtrip transaction in the Fund within any rolling 30-day period.

      In determining the frequency of roundtrip transactions, the Fund does not include purchases pursuant to dollar cost averaging or other similar programs, and the Fund will not count systematic withdrawals and/or automatic purchases, mandatory retirement distributions, and transactions initiated by a plan sponsor. The Fund will calculate roundtrip transactions at the shareholder level, and may contact a shareholder to request an explanation of any activity that the Fund suspects as Disruptive Trading. The Fund will be unable to measure roundtrip transactions for purchases through broker-dealer or similar omnibus accounts, since omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the Fund.

         Notwithstanding the foregoing, the Fund may also take action if a shareholder's trading activity (evaluated based on roundtrip trading or otherwise) is deemed Disruptive Trading by the Fund, even if applicable Shares are held longer than 30 days. In addition, the Fund may, without prior notice, take whatever action it deems appropriate to comply with or take advantage of any state or federal regulatory requirement. The Fund also imposes a CDSC and a redemption fee on redemptions of Shares within one year, each of which has the effect of discouraging Disruptive Trading in Fund Shares.

      The Fund cannot guarantee that its policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

      Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI, which is available from the Fund or on the SEC's web site, www.sec.gov.

                                  Distributions

      The Fund distributes its net investment income and net realized long and short-term capital gains to its shareholders at least annually, usually in December. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional Shares (or fractions thereof) of the Fund.

                                  Federal Taxes

      The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences of investing in the Fund.

      Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund Shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund Shares. Distributions may be subject to state and local taxes, as well as federal taxes.

The table to the right can provide a guide for your potential tax liability when selling Fund Shares.

"Short-term capital gains" applies to fund shares sold up to 12 months after buying them.

"Long-term capital gains" applies to shares held for more than 12 months.

-------------------------------------------------------------------------------------------------
                                 Taxability of Distributions
---------------------------- --------------------------------- ----------------------------------
                                        Tax rate for                    Tax rate for
    Type of distribution                 15% bracket                25% bracket or above
    --------------------                 -----------                --------------------

      Income dividends          Long Term Capital Gains Rate    Long Term Capital Gains Rate

  Short-term capital gains          Ordinary Income Rate            Ordinary Income Rate

   Long-term capital gains                   5%                             15%
---------------------------- --------------------------------- ----------------------------------

      Shareholders should consult with their own tax advisers to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

--------------------------------------------------------------------------------

                           HALTER POPE USX CHINA FUND

--------------------------------------------------------------------------------


      Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

      Also, a Statement of Additional Information about the Fund has been filed with the Securities and Exchange Commission. This Statement (which is incorporated in its entirety by reference in this Prospectus) contains more detailed information about the Fund.

      The Fund's annual and semi-annual reports and the Fund's Statement of Additional Information are available without charge upon written request to Halter Pope USX China Fund C/o Matrix Capital Group, 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, Pennsylvania, 19090-1904 or by calling us at 877.244.6235.

      You can also review or obtain copies of these reports by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. or by sending your request and a duplicating fee to the Public Reference Room Section of the Commission, Washington, DC 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

      Reports and other information about the Fund can also be viewed online on the Commission's Internet site at http://www.sec.gov.

           Pope Family of Funds Investment Act File Number: 811-21726

                           Halter Pope USX China Fund
                                     of the
                              Pope Family of Funds

                             630 Fitzwatertown Road
                        Willow Grove, Pennsylvania 19090

                       STATEMENT OF ADDITIONAL INFORMATION

                                August |_|, 2005

      The Halter Pope USX China Fund (the "Fund") is the sole series of the Pope Family of Funds (the "Trust"), an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") as required by the Investment Company Act of 1940, as amended (the "1940 Act").

      This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the Fund's prospectus dated August |_|, 2005, as the same may be amended from time to time (the "Prospectus"). Copies of the Prospectus may be obtained, without charge, by calling the Fund at
877.244.6235 or writing to the Fund at the following address:

                              Pope Family of Funds
                            C/o Matrix Capital Group
                             630 Fitzwatertown Road
                        Willow Grove, Pennsylvania 19090

      The Fund will issue an annual report (the "Annual Report") after the end of each fiscal year which will include a report from the Fund's management on the Fund's operation and performance, and audited financial statements for the Fund. As a newly organized investment company, the Fund has not yet issued an Annual Report. The Fund's Annual Report will be included with the SAI once its initial fiscal year is completed and the Annual Report has been prepared. This SAI incorporates by reference information in the Fund's Annual Report when it is available. Once available, additional copies of the Annual Report may be requested, without charge, by contacting the Fund at the toll free number above or by writing to the Fund at the address above. You may also contact the Fund's investment adviser, Pope Asset Management, LLC (the "Adviser") at 901.763.4001 to request copies of the Fund's Prospectus or (once it is available) the Fund's Annual Report.

                              POPE FAMILY OF FUNDS

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES, POLICIES AND RISKS.....................................1
         General Investment Risks.............................................1
         Equity Securities....................................................1
         Foreign Securities...................................................1
         Investments in Small-Cap Companies...................................2
         Convertible Securities...............................................2
         Real Estate Securities...............................................2
         Corporate Debt Securities............................................2
         Money Market Instruments.............................................3
         U.S. Government Securities...........................................3
         Repurchase Agreements................................................3
         Reverse Repurchase Agreements........................................4
         Illiquid Investments.................................................4
         Restricted Securities................................................4
         Options..............................................................4
         Futures Contracts....................................................5
         Forward Commitment & When-Issued Securities..........................7
         Lack of Diversification..............................................8
         Temporary Defensive Positions........................................9

INVESTMENT RESTRICTIONS.......................................................9
         Fundamental Restrictions.............................................9

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION..............................11
         Brokerage Selection.................................................11
         Aggregated Trades...................................................12
         Portfolio Turnover..................................................12

DESCRIPTION OF THE TRUST.....................................................13

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS.......................14
         Trustees and Officers...............................................14
         Trustee Standing Committees.........................................15
         Beneficial Equity Ownership Information.............................16
         Compensation........................................................16
         Principal Holders of Voting Securities..............................16

MANAGEMENT AND ADMINISTRATION................................................17
         Investment Adviser..................................................17
         Administrator.......................................................20
         Distributor.........................................................20
         Custodian...........................................................21
         Independent Auditors................................................21
         Legal Counsel.......................................................22

CODE OF ETHICS...............................................................22

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES......................22
         Purchases...........................................................22
         Redemptions.........................................................23
         Additional Information..............................................23

NET ASSET VALUE..............................................................25

ADDITIONAL TAX INFORMATION...................................................26

ADDITIONAL INFORMATION ON PERFORMANCE........................................28
         Lipper Analytical Services, Inc.....................................30
         Morningstar, Inc....................................................30

FINANCIAL STATEMENTS.........................................................32

DESCRIPTION OF RATINGS.......................................................35

APPENDIX A...................................................................35

APPENDIX B...................................................................40

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

      The Pope Family of Funds (the "Trust") was organized on February 25, 2005 as a Delaware statutory trust. The sole series of shares of the Trust is the Halter Pope USX China Fund (the "Fund"), an open end management investment company. The Prospectus describes the Fund's investment objective and principal investment strategy, as well as the principal investment risks of the Fund. The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies of the Fund. Attached to the SAI is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for certain securities in which the Fund may invest.

      General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund's investment program will be successful. Investors should carefully review the descriptions of the Fund's investments and their risks described in the Prospectus and this SAI.

      Equity Securities. The equity portion of the Fund's portfolio will generally be comprised of common stocks traded on domestic securities exchanges or in the over-the-counter market. As explained in the Prospectus, the Fund normally invests over 80% of its assets in equity securities issued by companies listed on the Halter USX China Index. In addition to common stocks, the equity portion of the Fund's portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for many or all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

      Foreign Securities. The Fund may invest directly in foreign equity securities traded on U.S. national exchanges or over-the-counter and in foreign securities represented by ADRs, as described below. The Fund may also invest in foreign currency-denominated fixed-income securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

      American Depository Receipts ("ADRs") provide a method whereby the Fund may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

      Investments in Small-Cap Companies. The Fund may invest a significant portion of its assets in securities of companies with small market capitalizations. Certain small-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies tend to be very volatile and speculative. Small-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established. In addition, small companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, the Fund's investments in small-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company than for securities of a large company. Therefore, investments in small-cap companies may be less liquid and subject to significant price declines that result in losses for the Fund.

      Convertible Securities. Although the equity investments of the Fund consist primarily of common and preferred stocks, the Fund may buy securities convertible into common stock if, for example, the Adviser believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the underlying securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The Fund's ability to invest in warrants may be limited by the Fund's investment restrictions.

      Real Estate Securities. The Fund will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes interest rates.

      Corporate Debt Securities. The Fund's fixed income investments may include corporate, municipal or other government debt securities. Corporate and municipal debt obligations purchased by the Fund may be any credit quality, maturity or yield. Accordingly, the Fund's debt securities may include "investment grade" securities (those rated at least Baa by Moody's Investors Service, Inc. ("Moody's"), BBB by Standard & Poor's Ratings Services ("S&P's"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Adviser's opinion. In addition, the Fund's debt securities may include lower-rated debt securities including, without limitation, junk bonds. Debt obligations rated Baa by Moody's or BBB by S&P's, Fitch, or D&P may be considered speculative and are subject to risks of non-payment of interest and principal. Debt obligations rated lower than Baa by Moody's or lower than BBB by S&P's, Fitch or D&P are generally considered speculative and subject to significant risks of non-payment of interest and principal. Descriptions of the quality ratings of Moody's, S&P's, Fitch, and D&P are contained in this SAI. While the Adviser utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

      Money Market Instruments. The Fund may invest in money market instruments including U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Fund. Money market instruments also may include Banker's
Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Maturities of Commercial Paper generally range from 2 to 270 days and are usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's, S&P, Fitch, or D&P, or if not rated, of equivalent quality in the Adviser's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

      U.S. Government Securities. The Fund may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Fund's shares.

      Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser's holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.

      Reverse Repurchase Agreements. The Fund may also be involved with reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

      Illiquid Investments. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust ("Trustees"), the Adviser determines the liquidity of the Fund's investments, and through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors including (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

      Restricted Securities. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

      Options. The Fund may purchase and write put and call options on securities. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means that would permit immediate satisfaction of the Fund's obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

      Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). No purchase price is paid or received when the contract is entered into. Instead, the Fund, upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

      If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on their initial and variation margin deposits.

      The Fund will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

      Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

      By establishing an appropriate "short" position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

      Options on Futures Contracts. The Fund may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

      The Fund will write options only on futures contracts that are "covered." The Fund will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates with its custodian cash, U.S. government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). The Fund will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. The Fund will be considered "covered" with respect to a call option it has written on a securities index future if the Fund owns securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

      Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

      If the Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

      Options on futures contracts can be used by the Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

      The purchase of put options on futures contracts may be used as a means of hedging the Fund's portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging the Fund's portfolio against a market advance when the Fund is not fully invested.

      The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

      Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market. The Fund will not engage in transactions in futures contracts and related options for speculation. In addition, the Fund will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by the Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by the Fund, the securities underlying such futures contracts or options will at all times be maintained by the Fund or, in the case of index futures and related options, the Fund will own securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

      Forward Commitment & When-Issued Securities. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

      Short Sales of Securities. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

      The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on the Fund's books and/or in a segregated account at the Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund's short position obligations.

      In addition, the Fund may make short sales "against the box" i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

      Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Trustees. In determining whether the Fund will lend securities, the Adviser will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Advisor. Each loan of securities will be collateralized by cash, securities or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

      The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

      Lack of Diversification. The Fund is a non-diversified Fund, which means that it has not made an election to be a "diversified" investment company under the 1940 Act. Many mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes, though. Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies).

      Subject to the requirements of the tax code and the Fund's investment restrictions (see description below under "Investment Restrictions"), the Fund may make significant investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry. Such a concentration of Fund investments exposes the Fund to additional risks, and greater potential for significant share price fluctuation. The Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund's performance and the value of each shareholder's investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

      Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

                             INVESTMENT RESTRICTIONS

      Fundamental Restrictions. The Fund has adopted the following "fundamental restrictions," which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

FUNDAMENTAL RESTRICTIONS. As a matter of fundamental policy, the Fund may not:

(1)   Issue senior securities, except as permitted by the 1940 Act;

(2) Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3) Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5) Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements shall not be deemed to be the making of a loan;

(6) Purchase or sell real estate or interests in real estate directly; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities); or

(7) Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry.

NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

(1) Purchase securities on margin; provided, however, that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, may make short sales to the extent permitted by the 1940 Act and may enter into options, forward contracts, futures contracts or indices options on futures contracts or indices;

(2) Make investments for the purpose of exercising control or management over a portfolio company;

(3) Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(4) Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices and may purchase interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in commodities;

(5)   Invest  in  interests  in  oil,  gas  or  other  mineral   exploration  or
      development programs, although the Fund may invest in the common stock of companies which invest in or sponsor such programs; or

(6) Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants.

With respect to the "fundamental" and "non-fundamental" investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the percentage limitations on borrowing under the Fund's second fundamental investment restriction apply at all times.

                 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

      Subject to the general supervision of the Trustees, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund. The Adviser shall manage the Fund's portfolio in accordance with the terms of the Investment Advisory Agreement by and between the Adviser and the Fund (the "Advisory Agreement"), which is described in detail under "Management and Administration - Investment Adviser." The Adviser serves as investment adviser for a number of client accounts, including the Fund. Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Adviser.

      Brokerage Selection. In selecting brokers to be used in portfolio transactions, the Adviser's general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Adviser considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Adviser's past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.

      Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

      The research and investment information services described above make available to the Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Adviser in connection with advisory clients other than the Fund and not all such services may be useful to the Adviser in connection with the Fund. Although such information may be a useful supplement to the Adviser's own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Adviser in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Adviser by the Fund.

      The Fund may invest in securities traded in the over-the-counter market. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. The Fund, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere. When a transaction involves exchange listed securities, the Adviser considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.

      Aggregated Trades. While investment decisions for the Fund are made independently of the Adviser's other client accounts, the Adviser's other client accounts may invest in the same securities as the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

      Portfolio Turnover. The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

                          PORTFOLIO HOLDINGS DISCLOSURE

      The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding securities held by the Fund and disclosure of purchases and sales of such securities, may be made to shareholders of the Trust or other persons. These policies include the following:

      o     Public  disclosure   regarding  the  securities  held  by  the  Fund
            ("Portfolio Securities") on a given day will not be made until the close of the next business day at least 24 hours after such day.

      o Public disclosure regarding the Fund's Portfolio Securities is made quarterly through the Fund's Form N-Q and Semi-Annual and Annual Reports ("Official Reports"). Other than the Official Reports, shareholders and other persons generally may not be provided with information regarding Portfolio Securities held, purchased or sold by the Fund.

      o Information regarding Portfolio Securities, and other information regarding the investment activities of the Portfolios, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Trust or the Fund, but only if such disclosure has been publicly disclosed or approved in writing by the Chief Compliance Officer of the Trust (the "CCO"). The CCO will not approve arrangements prior to public disclosure unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in Fund shares.

      o The Trust's policy relating to disclosure of the Trust's holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Trust's investment adviser or to other Trust service providers, including but not limited to the Trust's administrator, distributor, custodian, legal counsel and auditors, or to brokers and dealers through which the Trust purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by the Fund that is made on the same basis to all Fund shareholders.

      o The CCO is required to approve any arrangements other than disclosure to service providers under which information relating to Portfolio Securities held by the Portfolios, or purchased or sold by the Fund is disclosed to a shareholder or other person before disclosure in the Official Reports. In making such a determination, the CCO may consider, among other things, the information to be disclosed, the timing of the disclosure, the intended use of the information, whether the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund, and whether the arrangement will adversely affect the Trust, the Fund or its shareholders. The CCO will not approve such arrangements unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in Fund shares.

      o The CCO shall inform the Board of Trustees of any special portfolio holdings disclosure arrangements that are approved by the CCO, and the rationale supporting approval.

      o Neither the Trust's investment adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the investment advisers or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

                            DESCRIPTION OF THE TRUST

      The Trust, which is a statutory trust organized under Delaware law on February 25, 2005, is an open-end management investment company. The Trust's Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently offers only one series of shares, the Halter Pope USX China Fund, which has two classes of shares, Class A shares and Class C shares. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to sales loads and ongoing expenses. The number of shares in the Trust shall be unlimited. The Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date. When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.

      In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

      Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

      The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

      The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

      The Trust will not hold an annual shareholders' meeting unless required by law. There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act. As set forth in the Trust's Amended and Restated By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a Trustee.

             BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

      The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

      Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Those Trustees who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.

===================================================================================================================================

                                    Position(s)  Length                                                Number
                                    Held with      of              Principal Occupation(s)            of Funds
      Name, Address and Age           Trust      Service             During Past 5 Years             Overseen  Other Directorships
----------------------------------- ----------- --------- ------------------------------------------ --------- --------------------

                                                       Independent Trustees
----------------------------------- ----------- --------- ------------------------------------------ --------- --------------------
Donald G. Wood                      Trustee     Since     Mr.  Wood has  provided  business            One     None
13940 Lake Mahogany Blvd, Unit 112              Inception consulting services as  a private
Fort Myers, FL  33907                                     consultant  since  February 2000.
Age 53
----------------------------------- ----------- --------- ------------------------------------------ --------- --------------------
James W. McDowell, Jr.              Trustee     Since     Mr. McDowell has been the sole Principal     One     Mr. McDowell  is  a
1400 Willow, No. 804                            Inception and President of McDowell  Associates, a             director  of  Fifth
Louisville, Kentucky 40257                                business   consulting  firm, since 1993.             Third Bank Kentucky,
Age 62                                                                                                         a  subsidiary    of
                                                                                                               Fifth Third Bank.
-----------------------------------------------------------------------------------------------------------------------------------

                                                Interested Trustees* and Officers

----------------------------------- ----------- --------- ------------------------------------------ --------- --------------------
Stephen L. Parr                     Trustee     Since     Mr.   Parr  is   currently  a  portfolio     One     None
5100 Poplar Avenue, Suite 512       and         Inception manager for the Adviser, and   has  been
Memphis, TN 38137                   President             vice    president    and   a   portfolio
Age 52                                                    management  consultant  for the  Adviser
                                                          since  2001.   Previously,  he  provided
                                                          financial  and  strategic  advice  to  a
                                                          number of private and public companies.
----------------------------------- ----------- --------- ------------------------------------------ --------- --------------------
Casey McCandless                    Treasurer   Since     Mr.    McCandless    worked   at   Putnam    N/A     N/A
5100 Poplar Avenue, Suite 512       and         Inception Investments   from   1998  to  2001.   He
Memphis, TN 38137                   Secretary             graduated from Amos Tuck Business  School
Age 30                                                    at  Dartmouth  College  in  2003.  He has
                                                          been an analyst  with the  Adviser  since
                                                          2003.
----------------------------------- ----------- --------- ------------------------------------------ --------- --------------------
David Ganley                        Chief       Since     Mr.  Ganley  has  been  the  Senior  Vice    N/A     N/A
630 Fitzwatertown Road              Compliance  Inception President of Matrix  Capital  Group since
Willow Grove, Pennsylvania 19090    Officer               January   2005.    He   was    previously
Age 58                                                    president of InCap  Securities  and chief
                                                          administrative  officer of Incap  Service
                                                          Company  Group,  Inc.  from 2001 to 2005.
                                                          Prior to 2001,  Mr.  Ganley was president
                                                          of   Declaration   Securities  and  chief
                                                          administrative   officer  of  Declaration
                                                          Service Company.
----------------------------------- ----------- --------- ------------------------------------------ --------- --------------------

* Each of the Interested Trustees is an Interested Trustee because each is an officer and employee of the Adviser.

      Trustee Standing Committees. The Trustees have established the following standing committees:

      Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit
      Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

      Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meeting of the shareholders of the Trust. The Nominating Committee meets only as necessary. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

      Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable.

      Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of May 31, 2005 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

=====================================================================================================================
                                                                Aggregate Dollar Range of Equity
                                                                Securities in All Registered
                                                               Investment Companies Overseen By
                          Dollar Range of Equity Securities    Trustee in Family of Investment
     Name of Trustee                 in the Fund                         Companies                  Class of Shares
------------------------ ---------------------------------- ------------------------------------ --------------------

                                              Independent Trustees
------------------------ ---------------------------------- ------------------------------------ --------------------
Donald G. Wood                           A                                   A                           N/A
------------------------ ---------------------------------- ------------------------------------ --------------------
James W. McDowell, Jr.                   A                                   A                           N/A
------------------------ ---------------------------------- ------------------------------------ --------------------

                                              Interested Trustees

---------------------------------------------------------------------------------------------------------------------
Steve Parr                               A                                   A                           N/A
------------------------ ---------------------------------- ------------------------------------ --------------------

* Each Trustee serves as a trustee to the one fund of the Trust.

      Compensation. Officers of the Trust and Trustees who are interested persons of the Trust or the Adviser will receive no salary or fees from the Trust. Disinterested Trustees receive $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

===================================================================================================================
                                                                                           Total Compensation From
   Name of Trustee           Aggregate         Pension or Retirement       Estimated           Fund and Fund
                            Compensation        Benefits Accrued As     Annual Benefits       Complex Paid to
                           From the Fund*      Part of Fund Expenses    Upon Retirement          Trustees*
----------------------- --------------------- ------------------------- ----------------- -------------------------

                                              Independent Trustees
----------------------- --------------------- ------------------------ ------------------ -------------------------
Donald G. Wood                $2,550*                  None                  None                 $2,550*
----------------------- --------------------- ------------------------ ------------------ -------------------------
James W. McDowell, Jr.        $2,550*                  None                  None                 $2,550*

-------------------------------------------------------------------------------------------------------------------

                                                 Interested Trustees

----------------------- --------------------- ------------------------ ------------------ -------------------------
Steve Parr                      None              Not Applicable        Not Applicable              None
----------------------- --------------------- ------------------------ ------------------ -------------------------

* Figures are estimates for the fiscal year ending April 30, 2006.
** Each of the Trustees serves as a Trustee to the one fund of the Trust.

      Principal Holders of Voting Securities. As of June 30, 2005, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) 100% of the then outstanding shares of the Fund. On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each class of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any class of the Fund as of June 30, 2005.

Name and Address                        Amount and Nature
of Beneficial Owner                     of Beneficial Ownership         Percent
-------------------                     -----------------------         -------
US Bank c/f IRA R/O of
Stephen L. Parr
2020 Old Oak Drive                      10,000 Shares                   100%
Memphis, Tennessee 38137

                          MANAGEMENT AND ADMINISTRATION

      Investment Adviser. Information about the Adviser, Pope Asset Management, LLC, 5100 Poplar Avenue, Suite 512, Memphis, Tennessee 38137 and its duties and compensation as Adviser is contained in the Prospectus. The Adviser has been engaged in the investment advisory business since 2000 and, as of December 31, 2004 manages over $250 million in assets.

      The Adviser supervises the Fund's investments pursuant to an Investment Advisory Agreement ("Advisory Agreement"). The Trust's Board of Trustees unanimously approved the Advisory Agreement for an initial period of two years after reviewing and considering such information as the Board deemed reasonably necessary to evaluate the nature and scope of the services to be provided by the Adviser to the Fund; the proposed compensation terms for the Adviser; the Expense Limitation Agreement; the Adviser's history and experience; and the effect growth of assets of the Fund would have on the Fund's advisory fees and expense ratio. To aid it in its review, the Board reviewed various informational materials including, without limitation, copies of the draft Advisory Agreement and the Expense Limitation Agreement; a memorandum from the Adviser to the Board including information about the Adviser, its business, its finances, its personnel, its services to the Funds and comparative expense ratio information for other mutual funds with similar strategies as the Fund (the "Advisor Memo"); and a memorandum from Kilpatrick Stockton LLP (counsel to the Trust) to the Board regarding considerations relevant to a review of investment advisory contracts by investment company trustees.

      In considering the nature and scope of the services provided by the Adviser, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board also considered that the Trust's executive officers other than the chief compliance officer are employees of the Adviser, and that these officers would serve without additional compensation. The Board considered the administrative services that the Adviser and its employees would provide to the Fund, and the services already provided by the Adviser related to organizing the Fund. After reviewing the foregoing information, reviewing further information in the Advisor Memo (e.g., descriptions of the Advisor's business and the Advisor's Form ADV), and discussing the Adviser's proposed services to the Fund with the Adviser, the Board concluded that the nature and scope of the services would be satisfactory and adequate for the Fund.

      The Board also evaluated the investment management experience of the Adviser. In particular, the Adviser described to the Board the Adviser's experience actively managing separate accounts invested in China for over three years. In addition, the Adviser discussed with the Board Mr. Parr's experience both investing in China and advising accounts invested in China for the Adviser and previously as a registered representative of Goldman Sachs. The Board discussed with the Adviser the investment objective and strategy for the Fund, and the Adviser's plans for implementing the Fund. The Board considered the Adviser's capabilities and determined that the Adviser would be an appropriate manager for the Fund.

      The Board examined and evaluated the proposed fee arrangements between the Fund and the Adviser under the Investment Advisory Agreement. The Board compared the Fund's proposed management fee with fees paid to other investment advisers by other actively managed funds that invest primarily or substantially in companies in China. The Board also compared the expense ratios of comparable funds to the Fund's expense cap through the Expense Limitation Agreement. The Board noted that the Adviser would subsidize the Fund to the extent necessary to meet its obligations under the Expense Limitation Agreement. The Board also considered that, giving effect to the Expense Limitation Agreement, the Fund's expense ratio is lower than the expense ratio of some other funds that the Board determined to be comparable to the Fund based on the type of fund, the style of investment management, the location of the companies invested in, and/or the nature of the markets invested in, among other factors. The Board also considered that, giving effect to the Expense Limitation Agreement, was not as low as that of some other funds with certain comparable characteristics. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser's name, the ability for the Adviser to place small accounts into the Fund, and the potential for the Adviser to generate soft dollars from Fund trades that may benefit the Adviser's clients other than the Fund. After comparing the fees under the Investment Advisory Agreement with those paid by comparable funds and considering all of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

      Based upon all of the foregoing considerations, the Board, including a majority of the Trust's independent trustees, approved the Investment Advisory Agreement.

      The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

      The Adviser manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties; or from its reckless disregard of its duties and obligations under the Agreement.

      The Adviser will receive a monthly management fee equal to an annual rate of 1.25% of the Fund's net assets. In addition, the Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.00% of the average daily net assets of the Fund for the fiscal year ending May 31, 2006. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.25% for Class A shares and 3.00% for Class C shares, as indicated in the Prospectus. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund.

      In addition to the management fee described above, the Adviser may also receive certain benefits from its management of the Fund in the form of brokerage or research services received from brokers under arrangements under
Section 28(e) of the 1934 Act and the terms of the Advisory Agreement. For a description of these potential benefits, see the description under "Portfolio Transactions And Brokerage Allocation -- Brokerage Selection."

      Portfolio Managers. The Adviser's portfolio managers for the Fund are William P. Wells (President and a senior portfolio manager of the Adviser) and Steven L. Parr (Vice President and a senior portfolio manager of the Adviser). Together, Mr. Wells and Mr. Parr are responsible for the day-to-day management of the Fund's portfolio.

         Other Accounts Managed. Mr. Wells and Mr. Parr co-manage separate account clients of the Adviser; provided, however, that Mr. Wells is the principal portfolio manager and client relationship manager for these accounts. Set forth below is a table showing the numbers and asset values of other accounts managed by Mr. Wells and Mr. Parr in the categories shown:

--------------------- ------------------------------------- ---------------------------- ----------------------------
                           Number of Other Registered         Number of Other Pooled      Number of Other Accounts
                          Investment Companies Managed           Vehicles Managed                  Managed
                              (assets in millions)             (assets in millions)         (assets in millions)
--------------------- ------------------------------------- ---------------------------- ----------------------------
William Wells                        0 (0)                            3 ($27)                    154 ($280)*
--------------------- ------------------------------------- ---------------------------- ----------------------------
Steve Parr                           0 (0)                            3 ($9)                     154 ($280)*
--------------------- ------------------------------------- ---------------------------- ----------------------------

* As noted above, Mr. Wells and Mr. Parr co-manage the separate accounts, with Mr. Wells as the principal portfolio manager.

As of May 31, 2005, the Adviser does not receive performance-based fees with respect to any separate accounts it manages; however, the Adviser is entitled to performance fees with respect to two of its three privately-offered pooled investment vehicles.

      Potential Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account (each an "Account"):

      o In general, Accounts managed by the Adviser generally employ models or investment disciplines designed for clients with similar investment objectives and strategies, so that the Accounts in the same model or investment discipline are managed in substantially the same manner and may hold many of the same securities at the same time. Nevertheless, the management of multiple Accounts may give rise to potential conflicts of interest for Mr. Wells and Mr. Parr to the extent the Accounts are in different disciplines or have different objectives, strategies, benchmarks, time horizons, tax considerations, fees or client restrictions. Mr. Wells and Mr. Parr seek to allocate their time and investment ideas across the different Accounts they manage for the Adviser, but there can be no guarantee that the Fund will not be disadvantaged from time to time.

      o Because Accounts have different investment disciplines, objectives, strategies, benchmarks, time horizons, tax considerations, fees or client restrictions, there may be times when different Accounts hold different securities. These conditions may give rise to potential conflicts of interest to the extent the Adviser's portfolio managers direct transactions for one Account that may adversely impact the value of securities held by another Account. Securities selected for Accounts other than the Fund may outperform the securities selected for the Fund from time to time.

      o With respect to securities transactions for the Fund, Mr. Wells and Mr. Parr will determine the broker that executes or will execute each order, which determinations shall be made consistent with the duty to seek best execution of the transaction. The Adviser has adopted a policy that permits the aggregation of trades (each a "bunched trade") in the same security for the same Accounts on the same day. In a bunched trade, each Account receives the same price, but different commission rates may apply to different Accounts owing either to the size of an Account's position, the minimum ticket charges applied by the broker, or both.

      o The Fund and the Adviser have each adopted a code of ethics that, among other things, permits personal trading by employees (including Pope portfolio managers) under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

      o In general, the Adviser does not invest Accounts in initial public offerings, private offerings or other securities that would constitute limited investment opportunities. However, to the extent that the Adviser recommends a limited investment opportunity for multiple Accounts, the Adviser seeks to allocate such limited opportunities pro rata among Accounts based on account size, available cash or any other method determined to be fair by the Adviser.

      Compensation. Mr. Wells receives a base salary from the Adviser, and is eligible to participate in the Adviser's retirement plan arrangements. Mr. Wells is the controlling owner of the Adviser owning over 100% of the Adviser, and is entitled to profits related to his ownership. Since profits are expected to increase as assets increase, Mr. Wells is expected to receive increased profits as a shareholder as assets of the Fund increase. Under compensation arrangements with the Adviser, Mr. Parr expects to receive approximately 1/2 of the revenues, after expenses, received by the Adviser from the Fund. Accordingly, Mr. Parr's compensation from the Fund will increase as Fund assets increase.

      Ownership of Securities. The dollar value of the shares of the Fund beneficially owned by Mr. Wells is $0 as of May 31, 2005. The dollar value of the shares of the Fund beneficially owned by Mr. Parr is $100,000.

      Administrator. Matrix Capital Group, Inc. ("Matrix") with principal business offices at 335 Madison Avenue, New York, NY 10017 provides accounting, administrative, transfer agency, dividend disbursing agency, and shareholder servicing agency services for the Trust pursuant to an Investment Company Services Agreement (the "Services Agreement"). Under the Services Agreement, Matrix is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

      Under the Services Agreement, the Trust pays Matrix a base fee of $75,000 per year; plus an additional fee when assets exceed $20 million at the following rate:

      0.10% on daily net assets between $20 million and $50 million; 0.075% on the next $50 million of daily net assets;
      0.050% on the next $100 million of daily net assets; and 0.030% in excess of $200 million of daily net assets

      Distributor. Matrix also acts as the principal underwriter and distributor (the "Distributor") of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement (the "Distribution
Agreement")  approved  by  the  Trustees.  The  Distributor  is a  broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc. and maintains, at its own expense, its qualification as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund. Shares of the Fund are sold on a continuous basis. The distribution agreement between the Fund and Matrix requires Matrix to use all reasonable efforts in connection with the distribution of the Fund's shares. However, Matrix has no obligation to sell any specific number of shares and will only sell shares for orders it receives. Under the Distribution Agreement, the Distributor shall be paid $7,200 per year for its services. The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

      The Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act (see "Management - Distribution of Shares" in the Prospectus and "Purchases, Redemptions and Special Shareholder Services - Additional Information" below). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement. The Plan provides that the Trust's Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures.

      The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet Fund redemptions and to take advantage of buying opportunities for the Fund without having to make unwarranted liquidations of portfolio securities. Other potential benefits of the Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency fees as a percentage of assets (unless and until the Fund has a sufficient number of accounts to exceed the minimum monthly transfer agency fees), savings to the Fund in certain operating expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plan must be considered by the Trustees annually.

      Under the Plan, the Fund may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Fund's principal distributor Matrix) for sales of Fund shares, or for other expenses associated with distributing Fund shares. The Fund may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Fund's average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Under ordinary circumstances, the Fund expects sales of Fund shares to involve a payment to broker-dealers; however, certain sales of Fund shares (e.g. sales to: (1) to current and retired officers and Trustees of the Trust; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of the Adviser; to officers and employees of Matrix; to persons associated with law firms, consulting firms and others providing services to the Trust; and to such persons' spouses, parents, siblings and lineal descendants and their beneficial accounts; or (2) to investors purchasing amounts of Class A shares greater than $3 million) may be made with or without remitting compensation to any broker-dealer.

      Custodian. US Bancorp, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator an annual fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

      Independent Auditors. The Trustees have selected the firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250, Westlake, Ohio 44145, to serve as independent auditors for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund's federal, state and excise tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

      Independent auditors will audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

      Legal Counsel. Kilpatrick Stockton LLP, 3737 Glenwood Avenue, Suite 400, Raleigh, North Carolina 27612, serves as legal counsel to the Trust and the Fund.

                                 CODE OF ETHICS

      The Trust and the Adviser each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). The code permits employees and officers of the Trust and the Adviser to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the code requires that portfolio managers and other investment personnel of the Adviser report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

                              PROXY VOTING POLICIES

      The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser the authority to vote proxies for the Fund, subject to oversight of the Trustees. Copies of the Trust's Proxy Voting and Disclosure Policy and the Adviser's Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

      Each year the Fund is required to file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (1) without charge, upon request, by calling the Fund at 877.244.6235; and (2) on the SEC's website at http://www.sec.gov.

             PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

      Purchases. Reference is made to "Purchasing Shares" in the Prospectus for more information concerning how to purchase shares. Specifically, potential investors should refer to the Prospectus for information regarding purchasing shares by mail or bank wire, and for information regarding telephone orders. Potential investors should also refer to the Prospectus for information regarding the Fund's two classes of shares, Class A and Class C shares, and their respective fees and expenses. The Prospectus also describes the Fund's automatic investment plan and certain rights reserved by the Fund with respect to orders for Fund shares. The following information supplements the information regarding share purchases in the Prospectus:

      Pricing of Orders. Shares of the Fund will be offered and sold on a continuous basis. The purchase price of shares of the Fund is based on the net asset value next determined after the order is received. Net asset value is normally determined at 4:00 p.m. Eastern time, as described under "Net Asset Value" below. Notwithstanding the foregoing, Class A shares are generally subject to an initial sales load as described in the Prospectus.

      Regular Accounts. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.

      Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Adviser may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Investing in the Fund - Determining the Fund's Net Asset Value" in the Prospectus.

      Share Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

      Redemptions. Reference is made to "Redeeming Shares" in the Prospectus for more information concerning how to redeem shares. Specifically, investors wishing to redeem shares in the Fund should refer to the Prospectus for information regarding redeeming shares by mail, telephone/fax or bank wire. The Prospectus also describes contingent deferred sales charges ("CDSCs") that apply to purchases of Class C shares of the Fund and certain purchases of Class A shares of the Fund. The Prospectus also describes the Fund's policy regarding accounts that fall below the Fund's required minimums, redemptions in kind, signature guarantees and other information about the Fund's redemption policies. The following information supplements the information regarding share redemptions in the Prospectus:

      Suspension of Redemption Privileges and Postponement of Payment. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC;
(ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds, and the assessment of a CDSC on certain redemptions of Fund shares occurring within one year following the issuance of such shares. For information on the CDSCs that apply to purchases of Class C shares and certain purchases of Class A shares, see "Redeeming Shares - Contingent Deferred Sales Charges" in the Prospectus.

      Involuntary Redemptions. In addition to the situations described in the Prospectus under "Redeeming Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

      Additional Information. Following is additional information regarding certain services and features related to purchases, redemptions and distribution of Fund shares. Investors who have questions about any of this information should call the Fund at 877.244.6235.

      Reduced Sales Loads. Front-end sales loads on purchases of Class A shares may be reduced under the "Right of Accumulation" or under a "Letter of Intent." To receive a reduced sales load, you must inform your broker-dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your broker-dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

      You may use the "Right of Accumulation" to reduce your sales load. Under the "Right of Accumulation," you may combine the current net asset value of your existing Class A shares of the Fund with the amount of any current purchases in order to take advantage of the reduced sales loads in the table above.

      Purchases made pursuant to a "Letter of Intent" may also be eligible for the reduced sales loads. In a Letter of Intent, the investor expresses his or her intention, in writing, to invest a certain amount over a specified period of time. The Fund will then apply to each of the investor's periodic investments the reduced sales load that would apply to the total amount stated in the Letter of Intent. The minimum initial investment under a Letter of Intent is $100,000. If not stated otherwise in the Letter of Intent, the amount of shares you purchase in the Fund during the thirteen (13) months following the signing of the Letter of Intent qualify for the reduced sales load. The reduced sales load will not apply to purchases in the Fund made more than 90 days prior to the signing of the Letter of Intent. During the term of your Letter of Intent, the Transfer Agent will hold in escrow shares representing the highest applicable sales load for the Fund each time you make a purchase. Any shares you redeem during that period will count against your total amount stated in your Letter of Intent. If, by the end of the term of the Letter of Intent, you have purchased all the shares you committed to purchase in the Letter of Intent, the escrowed shares will be released to you. If you have not purchased all the shares you committed to purchase in the Letter of Intent, your escrowed shares will be redeemed in an amount equal to the sales load that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that sales load would be released to you.

      Shareholders may include the value of certain related accounts, including accounts held by their spouse and children under the age of 21, family trust accounts of the investor and other accounts held by the investor to determine the applicable sales load and for purposes of the Right of Accumulation and Letter of Intent privileges. These privileges apply even if your related accounts are opened at different brokerage firms, so it is important to let your broker-dealer(s) or the Transfer Agent know about all your accounts that may be combined. To verify eligibility for a reduced sales load, your broker-dealer or the Fund may require that you submit copies of account statements to substantiate requests for Right of Accumulation and Letter of Intent privileges.

      Class A shares may be sold at net asset value to current and retired officers and Trustees of the Trust; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of the Adviser; to officers and employees of Matrix; to persons associated with law firms, consulting firms and others providing services to the Trust; and to such persons' spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), and
(2) to investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and to clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. The Trust may also determine to sell Class A shares to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Sales charges generally are waived in the foregoing cases because either (i) there is no sales effort involved in the sale of shares; or (ii) the investor is paying a fee (other than the sales charge) to the broker-dealer or other financial intermediary or adviser involved in the sale.

      Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at Pope Family of Funds, 630 Fitzwatertown Road, Willow Grove, Pennsylvania 19090. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Redeeming Shares - Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

      Mailing Shareholder Communications. Accounts having the same mailing address may consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

      Plan under Rule 12b-1. As discussed in the "Management and  Administration
- Distributor" section above, the Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act for the Fund. Under the Plan, the Fund may pay for services related to the distribution of shares of the Fund with up to 1.00% of the Fund's assets on an annual basis for Class C shares and up to 0.25% of the Fund's assets on an annual basis for Class A shares. The Trustees will take into account the expenditures for purposes of reviewing operations under the Plan and in connection with their annual consideration of renewal of the Plan. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for  prospective  shareholders  with respect to shares of the Fund;  (b)
those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to shares of the Fund; (c) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund; (d) training sales personnel regarding the shares of the Fund; and (e) financing any activity that the Distributor determines is primarily intended to result in the sale of Fund shares. Under the Plan, the Distributor is compensated regardless of its out-of-pocket expenditures. The Fund does not participate in any joint distribution activities with other investment companies nor is the Fund aware of any interested person of the Fund or any director who is not an interested person of the Fund having any direct or indirect financial interest in the Plan or related agreements.

      Dealers. The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events, to the extent permitted under applicable law and the rules and regulations of the NASD. None of the aforementioned compensation is paid directly by the Fund or its shareholders although the Distributor may use a portion of the payment it receives under the Distribution Plan to pay these expenses.

      Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the NYSE is closed (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

      Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $1,000.00. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

                                 NET ASSET VALUE

      The net asset value and net asset value per share of the Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of
July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of shares of the Fund will not be calculated.

      In computing the Fund's net asset value, all liabilities incurred or accrued are deducted from its net assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the net asset value per share of the Fund.

      Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Fund are valued as follows:

      o Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

      o Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

      o Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

      o Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

      o Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

      Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities of the Fund and the allocable portion of any general assets are conclusive.

                           ADDITIONAL TAX INFORMATION

      The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

      The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the Fund's business of investing in such stock, securities or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

      An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

      The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

      Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

      If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

      Each series of the Trust, including the Fund, will designate (1) any dividend of qualified dividend income as qualified dividend income; (2) any tax-exempt dividend as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; and (4) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

      A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

      If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

      The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2005) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

      Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

      Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

      The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.

                      ADDITIONAL INFORMATION ON PERFORMANCE

      From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in that Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five or ten year periods or for the life of the Fund if it has not been in existence for any such periods. When considering "average annual total return" figures for periods longer than one year, it is important to note that the Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

      The following is a brief description of how performance is calculated. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable). These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

      The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                        n
                                  P(1+T)  = ERV

Where P = a hypothetical  initial  payment of $1,000
      T = average annual total return
      n =  number  of  years
      ERV = Ending Redeemable Value of a hypothetical initial payment of $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                       n
                                 P(1+T)  = ATV
                                              D

Where P = a hypothetical  initial  payment of $1,000
      T = average annual total return (after taxes on distributions) n = number of years
      ATV =  Ending Redeemable Value of a hypothetical initial payment
         D
             of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

Where P = a hypothetical initial payment of $1,000
      T = average  annual total  return  (after  taxes on  distributions  and redemptions)
      n = number of years
      ATV   = Ending  Redeemable  Value of a hypothetical initial
         DR
              payment of $1,000, after taxes on fund distributions and redemption

      The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

      The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the Shanghai and Shenzhen Stock Exchange Indices which are generally considered to be representative of the performance of Chinese companies. The Fund may also measure its performance against the S&P 500 Index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Fund may also compare its performance to other reports of the performance of managed accounts of the Adviser. Of course, there can be no assurance the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

      The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

      As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

      o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

      o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      Investors may use such indices in addition to the Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

      From time to time the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                              FINANCIAL STATEMENTS

      The audited Statement of Assets and Liabilities of the Fund as of June 7, 2005 is included below.

SHAREHOLDERS AND TRUSTEES
POPE FAMILY OF FUNDS


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------


      We have audited the accompanying statement of assets and liabilities of the Pope Family of Funds (the "Trust"), (comprised of Halter Pope USX China
Fund) as of June 7, 2005. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. Our procedures included confirmation of cash held by the custodian as of June 7, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the respective portfolio constituting the Pope Family of Funds as of June 7, 2005, in conformity with accounting principles generally accepted in the United States of America.



Cohen McCurdy, Ltd.
Westlake, Ohio
June 7, 2005

                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 7, 2005

ASSETS
     Cash                                                           $   100,000
                                                                    ===========

LIABILITIES                                                         $         0
                                                                    ===========


NET ASSETS                                                          $   100,000
                                                                    ===========

NET ASSETS FOR SHARES OF BENEFICIAL INTEREST OUTSTANDING            $   100,000
                                                                    ===========


CAPITAL SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
     WITHOUT PAR VALUE)                                             $    10,000
                                                                    ===========


NET ASSET VALUE AND OFFERING PRICE PER SHARE*                       $        10
                                                                     ===========

* Public shareholders are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

The accompanying notes are an integral part of this statement.

                        NOTES TO THE FINANCIAL STATEMENT

1.    ORGANIZATION

      The Pope Family of Funds (the "Trust") was organized on February 25, 2005, as a Delaware statutory trust. The sole series of shares of the Trust is the Halter Pope USX China Fund (the "Fund"), an open end non-diversified management investment company registered with the Securities and Exchange Commission.

      The investment objective of the Fund is long-term growth of capital.

      The Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 10,000 shares of Fund have taken place to date.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      Estimates

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

      Federal Income and Excise Taxes

      The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

3.    RELATED PARTY TRANSACTIONS

      Pope Asset Management, LLC serves as the Fund's investment adviser that manages the investments in the Fund's portfolio.

      Under the terms of the Investment Advisory Agreement (the "Advisory Agreement"), the Advisor selects the securities and manages the investments for the Fund, subject to the oversight of the Fund's Board of Trustees (the "Trustees"). Under the Advisory Agreement, the Fund pays the Advisor a monthly fee based on an annualized rate of 1.25% of the average daily net asset value of the Fund. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses," (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) for its first fiscal year to 3.00% of average daily net assets of the Fund.

      Certain trustees and officers of the Pope Family of Funds are also employees and members of management of Pope Asset Management, LLC.

4.    CAPITAL SHARE TRANSACTIONS

      The Trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. At June 7, 2005, 10,000 shares were outstanding with paid-in capital of $100,000.

5.    BENEFICIAL OWNERSHIP

      The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 7, 2005, Stephen L. Parr, an officer and trustee of the Fund, beneficially owned 100% of the Fund.

6.    OTHER

      Expenses incurred in connection with the organization of the fund and initial offering of shares will be absorbed by Pope Asset Management, LLC

                       APPENDIX A - DESCRIPTION OF RATINGS

The Fund may acquire from time to time debt securities as described in the Prospectus and this SAI. The Fund is not restricted with respect to yield, maturity or credit quality of any debt securities, so that the Fund may purchase debt securities that are of high quality "investment grade" ("Investment-Grade Debt Securities") or of lower quality with significant risk characteristics (e.g., "junk bonds"). The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR'S(R) RATINGS SERVICES. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

      AAA- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

      AA-   Debt rated AA differs  from AAA issues only in a small  degree.  The
            obligor's   capacity  to  meet  its  financial   commitment  on  the
            obligation is very strong.

      A- Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB- Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY'S INVESTOR SERVICE, INC. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Adviser:

      Aaa- Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

      Aa- Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

      A- Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

      Baa-  Bond obligations rated Baa are subject to moderate credit risk. They
            are  considered   medium-grade  and  as  such  may  possess  certain
            speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

      P-1- Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

      P-2- Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

      P-3-  Issuers  (or   supporting   institutions)   rated  Prime-3  have  an
            acceptable ability to repay short-term obligations.

      NP- Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

U.S. Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels
- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

      MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

      MIG 2 -  This   designation  denotes strong  credit  quality.  Margins  of protection are ample, although not as large as in the preceding group.

      MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

      SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

      VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

      VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

      VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

      SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings.

         AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA - Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A  -  High credit  quality.  The rating A denotes a low  expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

         BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings.

      F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

      F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

      F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

      B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

While the foregoing descriptions of the ratings systems used by the Adviser distinguishes between "Investment-Grade Debt Securities" and more speculative debt securities, as stated above the Fund is not limited with respect to the yield, maturity or credit quality of the debt securities in which it invests. Accordingly, the Fund's portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

                       APPENDIX B - PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)   the Trust's Proxy Voting and Disclosure Policy and
(2) the Adviser's Proxy Voting and Disclosure Policy, including a detailed description of the Adviser's specific proxy voting guidelines.

(1)   PROXY VOTING AND DISCLOSURE POLICY FOR THE POPE FAMILY OF FUNDS

I.    Introduction

      Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

      The IC Amendments require that the Trust and the Fund disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Fund to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

      This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Fund complies with the requirements of the IC Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that the Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.   Specific Proxy Voting Policies and Procedures

      A.    General

            The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Fund are committed to voting corporate proxies in the manner that best serves the interests of the Fund's shareholders.

      B.    Delegation to Fund's Adviser

            The Board believes that the Adviser, as the Funds' investment adviser, is in the best position to make individual voting decisions for the Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

            (1)   to make the proxy voting decisions for the Fund; and
            (2) to assist the Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote:
                  (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder;
                  (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

            The Board, including a majority of the independent trustees of the Board, shall approve the Adviser's Proxy Voting and Disclosure Policy ("Adviser's Voting Policy") as it relates to the Fund. The Board shall also approve any material changes to the Adviser's Voting Policy no later than four (4) months after adoption by Adviser.

      C.    Conflicts

            In cases where a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Adviser's Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below).

III.  Fund Disclosure

      A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

            The Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders in its Statement of Additional Information ("SAI") on Form N-1A. The Fund will notify shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

      B.    Disclosure of the Fund's Complete Proxy Voting Record

            In accordance with Rule 30b1-4 of the Investment Company Act, the Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

            The Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

            (i)      The name of the issuer of the portfolio security;

            (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

            (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
            (iv)     The shareholder meeting date;
            (v)      A brief identification of the matter voted on;
            (vi) Whether the matter was proposed by the issuer or by a security holder;
            (vii)    Whether the Fund cast its vote on the matter;
            (viii) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
            (ix)     Whether the Fund  cast its vote for or against  management.

            The  Fund  shall  make  its  proxy   voting   record   available  to
            shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

            The Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.   Recordkeeping

      The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

            (i)   A copy of this Policy;
            (ii)  Proxy  Statements  received  regarding the Fund's  securities;
            (iii) Records of votes cast on behalf of the Fund; and
            (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

      The foregoing records may be kept as part of the Adviser's records.

      The Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.    Proxy Voting Committee

      A.    General

            The Proxy Voting Committee of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how the Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand.

      B.    Powers and Methods of Operation

            The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.


VI.   Other

      This Policy may be amended, from time to time; provided, however, that material changes are approved by the Board as provided under Section II(B) above.

(2)   PROXY VOTING AND DISCLOSURE POLICY FOR POPE ASSET MANAGEMENT

Policy

Pope Asset Management, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility

Bill Wells has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

Pope Asset Management has adopted procedures to implement the firm's policy and reviews to monitor and insure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

      o All employees will forward any proxy materials received on behalf of clients to Bill Wells;
      o Bill Wells will determine which client accounts hold the security to which the proxy relates;
      o Absent material conflicts, Bill Wells will determine how Pope Asset Management should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

Disclosure

      o Pope Asset Management will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Pope Asset Management voted a client's proxies, and that clients may request a copy of these policies and procedures.
      o Bill Wells will also send a copy of this summary to all existing clients who have previously received Pope Asset Management's Disclosure Document; or Bill Wells may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

Client Requests for Information

      o     All client  requests  for  information  regarding  proxy  votes,  or policies and procedures, received by any employee should be forwarded to Bill Wells.
      o In response to any request Bill Wells will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Pope Asset Management voted the client's proxy with respect to each proposal about which client inquired.

Voting Guidelines

      o In the absence of specific voting guidelines from the client, Pope Asset Management will vote proxies in the best interests of each particular client. Pope Asset Management's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on Pope Asset Management's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.
      o Pope Asset Management will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services.
      o Pope Asset Management will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.
      o In reviewing proposals, Pope Asset Management will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer's business practices.

Conflicts of Interest

      o Pope Asset Management will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Pope Asset Management with the issuer of each security to determine if Pope Asset Management or any of its employees has any financial, business or personal relationship with the issuer.
      o If a material conflict of interest exists, Bill Wells will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.
      o Pope Asset Management will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

Bill Wells shall retain the following proxy records in accordance with the SEC's five-year retention requirement.

      o     These policies and procedures and any amendments;
      o     Each proxy statement that Pope Asset Management receives;
      o     A record  of each  vote  that Pope  Asset  Management  casts;
      o Any document Pope Asset Management created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to Bill Wells or proxy committee, if applicable.

      o A copy of each written request from a client for information on how Pope Asset Management voted such client's proxies, and a copy of any written response.

                                     PART C

                                    FORM N-1A

                                OTHER INFORMATION

ITEM 23.      Exhibits

       (a)    Agreement and Declaration of Trust ("Trust Instrument").*

       (b)    By-Laws.*

       (c) Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

       (d) Investment Advisory Agreement between the Registrant and Pope Asset Management, LL1C ("Advisor") for the Halter Pope USX China Fund. ***

       (e) Distribution Agreement between the Registrant and Matrix Capital Group, Inc. ("Distributor") for the Halter Pope USX China Fund.
              ***

       (f)    Not Applicable.

       (g)(1) Custodian Agreement between Halter Pope USX China Fund and US Bancorp, N.A. ***

       (h)(1) Investment Company Services Agreement between the Registrant and Matrix Capital Group, Inc., as Administrator. ***

       (h)(2) Expense Limitation Agreement between the Registrant and the Advisor. ***

       (i) Opinion and Consent of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Halter Pope USX China Fund. ***

       (j)    Consent of Independent Auditor.

       (k)    Balance  Sheet of the  Halter  Pope USX China  Fund  dated June 7,
              2005.***

       (l)    Initial Subscription Agreement. ***

       (m)(1) Distribution Plan under Rule 12b-1 for the Registrant for the Class C Shares of the Halter Pope USX China Fund. ***

       (m)(2) Form of First Amendment to Distribution Plan under Rule 12b-1 for the Registrant for the Class C Shares of the Halter Pope USX China Fund.

       (m)(3) Form of Distribution Plan under Rule 12b-1 for the Registrant for the Class A Shares of the Halter Pope USX China Fund.

       (n)    Rule 18f-3 Plan.

       (o)    Reserved.

       (p)(1) Code of Ethics for the Registrant. ***

       (p)(2) Code of Ethics for the Adviser. ***

       (q)    Copy of Powers of Attorney.**

* Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed March 14, 2005.

** Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed May 27, 2005.

*** Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed June 13, 2005.

ITEM 24. Persons Controlled by or Under Common Control with the Registrant

      No person is controlled by or under common control with the Registrant.

ITEM 25. Indemnification

      Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant's Trust Instrument contains the following provisions:

      Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

      Section 3. Indemnification.

            (a)   Subject  to  the  exceptions  and  limitations   contained  in
                  Subsection (b) below:

                  (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

                  (ii) as used herein,  the words "claim,"  "action," "suit," or
            "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

            (b)   No  indemnification  shall be provided  hereunder to a Covered
                  Person:

                  (i) who shall have been  adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event the matter is not  adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

            (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

            (d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

                  (e) Any  repeal or  modification  of this  Article  VII by the
            Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

      In addition, the Registrant has entered into an Investment Advisory Agreement with its Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Advisor's and Distributor's personnel may serve as trustees and officers of the Trust.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and other Connections of the Investment Adviser

      The description of the Adviser is found under the caption of "Management - Investment Adviser" in the Prospectus and under the caption "Management and Administration - Investment Adviser" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Adviser provides investment advisory services to other persons or entities other than the registrant.

ITEM 27. Principal Underwriter

      (a) Matrix Capital Group, Inc. is underwriter and distributor for Halter Pope USX China Fund. Other funds for which this distributor acts as principal underwriter, depositor or investment adviser are: AMIDEX Funds Incorporated, Blue & White Funds Trust and Commonwealth International Funds Trust.

      (b) Set forth below is information concerning each Director and Officer of the Distributor.

              (1)                                                (2)                                       (3)
                                                        Position and Offices                      Positions and Offices
        Name and Address                                  With Underwriter                           with Registrant
        ----------------                                  ----------------                           ---------------
Christopher Anci                                              President                                   None
335 Madison Avenue, 11th Floor
New York, NY 10017

Eva Lui                                               Vice President/Treasurer                            None
335 Madison Avenue, 11th Floor
New York, NY 10017

Len Parisi                                            Vice President - Trading                            None
335 Madison Avenue, 11th Floor
New York, NY 10017

Howard Seligman                               Vice President - New Business Development                   None
335 Madison Avenue, 11th Floor
New York, NY 10017

              (1)                                                (2)                                       (3)
                                                        Position and Offices                      Positions and Offices
        Name and Address                                  With Underwriter                           with Registrant
        ----------------                                  ----------------                           ---------------
Peter Marron                                                  Director                                    None
335 Madison Avenue, 11th Floor
New York, NY 10017

Jennifer Sarkany                                      Assistant Vice President                            None
335 Madison Avenue, 11th Floor
New York, NY 10017

Harry Hazelwood                                              Compliance                                   None
335 Madison Avenue, 11th Floor
New York, NY 10017

David Ganley                                      Senior Vice President - Assistant                       None
630 Fitzwatertown Road                                        Secretary
Building A, 2nd Floor
Willow Grove, PA 19044

      (c)   Not applicable.

ITEM 28. Location of Accounts and Records

      Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 5100 Poplar Avenue, Suite 512, Memphis, Tennessee 38137, except for those records that may be maintained pursuant to
Rule 31a-3 at the offices of Registrant's Custodian, US Bancorp, N.A., 425 Walnut Street, Cincinnati, Ohio 45202; and Registrant's Administrator and Transfer Agent, Matrix Capital Group, Inc., 630 Fitzwatertown Road, Willow Grove, Pennsylvania 19044.

ITEM 29. Management Services

      None.

ITEM 30. Undertakings

      None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the
Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Memphis, and State of Tennessee on the 20th day of July 2005.

                                           Halter Pope USX China Fund


                                           By: /s/ Steve Parr
                                               ---------------------------------
                                               Steve Parr, President and Trustee

      Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 *                                                 July 20, 2005
------------------------------------                               -------------
James W. McDowell, Jr., Trustee                                    Date

                 *                                                 July 20, 2005
------------------------------------                               -------------
Donald G. Wood, Trustee                                            Date

   /s/  Steve Parr                                                 July 20, 2005
------------------------------------                               -------------
Steve Parr, Trustee and President                                  Date

   /s/  Casey McCandless                                           July 20, 2005
------------------------------------                               -------------
Casey McCandless, Treasurer                                        Date


  *By: /s/ Steve Parr                                              July 20, 2005
------------------------------------                               -------------
Steve Parr, Attorney-in-Fact                                       Date